THE PIONEER GROUP, INC.
           60 State Street
           Boston, MA 02109-1820
           617-742-7825



[Pioneer logo]


                                                 May 3, 2000

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Variable Contracts Trust (the "Fund")
     (File Nos. 33-84546 and 811-08786)
     CIK No. 0000930709

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus that would have been filed under paragraph
(c) of Rule 497 do not differ from those contained in Post-Effective Amendment Nos. 13 and 14 to the Fund's registration statement on Form N-1A filed electronically (Accession Nos. 0000930709-00-000010 and 0000930709-00-000011,
respectively) on April 13, 2000 and April 28, 2000, respectively.

     If you have any questions about this certification, please contact me at (617) 517-8909 (collect).

                                                 Very truly yours,

                                                 /s/Linda K. Nishi

                                                 Linda K. Nishi
                                                 Senior Legal Product Manager

cc:  Ms. Victoria J. Caviasca
     Mr. Joseph P. Barri
     Mr. David C. Phelan
     Ms. Michelle Rhee